Stock Options and Warrants (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Options and Warrants (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate range		0.00%	1.60%	0.00%
Expected life of option-years		0 years	2 years 328 days	0 years
Expected stock price volatility		0.00%	117.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Stock Options and Warrants (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate range	0.48%
Expected life of option-years	5 years 73 days
Expected stock price volatility	110.80%
Maximum [Member]
Stock Options and Warrants (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate range	1.65%
Expected life of option-years	5 years 281 days
Expected stock price volatility	128.00%